Capitalized Software and Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Capitalized Software and Intangible Assets, Net	CAPITALIZED SOFTWARE AND INTANGIBLE ASSETS, NET
Capitalized software and intangible assets, net consist of the following:

	December 31,
	2021	2020
Capitalized software	$1,254	$202
Domain name	16	16
	1,270	218
Less: accumulated amortization	(214)	(30)
Capitalized software and intangible assets, net	$1,056	$188
The following table summarizes estimated future amortization expense of capitalized software and intangible assets, net for the years ending December 31:

2022	$222
2023	347
2024	347
2025	114
Thereafter	—
$1,030
As of December 31, 2021, $10 of capitalized software was not yet placed into service, respectively.